Consolidated Balance Sheet - USD ($) $ in Millions		Jun. 30, 2019		Mar. 31, 2019	Dec. 31, 2018
Assets
Cash and balances at central banks		$ 101,457		$ 110,618	$ 108,370
Loans and advances to banks		12,916		17,013	16,868
Receivables from securities financing transactions		92,919		100,222	95,349
Cash collateral receivables on derivative instruments		23,774		25,164	23,602
Loans and advances to customers		322,655		318,623	320,352
Other financial assets measured at amortized cost		22,158		22,433	22,563
Total financial assets measured at amortized cost		575,878		594,074	587,104
Financial assets at fair value held for trading		120,173		109,586	104,370
of which: assets pledged as collateral that may be sold or repledged by counterparties		36,010		33,828	32,121
Derivative financial instruments	[1],[2],[3]	121,686		111,160	126,210
Brokerage receivables		16,915		16,275	16,840
Financial assets at fair value not held for trading		89,569		81,267	82,690
Total financial assets measured at fair value through profit or loss		348,343		318,288	330,110
Financial assets measured at fair value through other comprehensive income		7,422		7,168	6,667
Investments in associates		1,049		1,095	1,099
Property, equipment and software		12,694		12,612	9,348
Goodwill and intangible assets		6,624		6,621	6,647
Deferred tax assets		9,571		9,828	10,105
Other non-financial assets		7,146		6,893	7,410
Total assets		968,728	[4]	956,579	958,489	[4]
Liabilities
Amounts due to banks		9,494		9,083	10,962
Payables from securities financing transactions		6,798		5,246	10,296
Cash collateral payables on derivative instruments		31,448		30,319	28,906
Customer deposits		433,017		425,943	419,838
Debt issued measured at amortized cost	[5]	120,805		128,105	132,271
Other financial liabilities measured at amortized cost		10,520		10,416	6,885
Total financial liabilities measured at amortized cost		612,082		609,111	609,158
Financial liabilities at fair value held for trading		32,261		34,259	28,943
Derivative financial instruments	[1],[2],[3]	121,087		110,807	125,723
Brokerage payables designated at fair value		36,929		39,326	38,420
Debt issued designated at fair value		67,984		66,919	57,031
Other financial liabilities designated at fair value		34,407		32,394	33,594
Total financial liabilities measured at fair value through profit or loss		292,668		283,705	283,711
Provisions		3,011		3,197	3,494
Other non-financial liabilities		7,617		6,726	9,022
Total liabilities		915,378		902,739	905,386
Equity
Share capital		338		338	338
Share premium		17,802		20,135	20,843
Treasury shares		(2,843)		(2,210)	(2,631)
Retained earnings		32,548		31,085	30,448
Other comprehensive income recognized directly in equity, net of tax		5,335		4,320	3,930
Equity attributable to shareholders		53,180		53,667	52,928
Equity attributable to non-controlling interests		170		173	176
Equity before the adoption of IFRIC 23					53,103
Total equity		53,350		53,840	53,092
Total liabilities and equity		$ 968,728		$ 956,579	$ 958,489

[1]
Derivative financial liabilities as of 30 June 2019 include USD 14 million related to derivative loan commitments (31 March 2019: USD 18 million; 31 December 2018: USD 17 million). No notional amounts related to these commitments are included in this table, but they are disclosed in Note 17 under Loan commitments

[2]
Financial assets and liabilities are presented net on the balance sheet if UBS has the unconditional and legally enforceable right to offset the recognized amounts, both in the normal course of business and in the event of default, bankruptcy or insolvency of the entity and all of the counterparties, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously.

[3]
Includes certain forward starting repurchase and reverse repurchase agreements that are classified as measured at fair value through profit or loss and are recognized within derivative instruments. The fair value of these derivative instruments was not material as of 30 June 2019, 31 March 2019 or 31 December 2018. No notional amounts related to these instruments are included in this table, but they are disclosed within Note 17 under Forward starting transactions.

[4]	Prior year comparative figures in this table have been restated for the changes in Corporate Center cost and resource allocation to the business divisions effective 1 January 2019
[5]	Net of bifurcated embedded derivatives, the fair value of which was not material for the periods presented.